GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
GOODWILL.
Schedule of changes in the carrying amount of goodwill

	Legacy Huazhu	Legacy DH	Total
Balance at January 1, 2024
Goodwill	3,036	2,721	5,757
Accumulated impairment loss	(4)	(435)	(439)
	3,032	2,286	5,318
Net foreign exchange-goodwill	—	(115)	(115)
Net foreign exchange-impairment loss	—	18	18
Balance at December 31, 2024
Goodwill	3,036	2,606	5,642
Accumulated impairment loss	(4)	(417)	(421)
	3,032	2,189	5,221
Net foreign exchange-goodwill	—	246	246
Net foreign exchange-impairment loss	—	(39)	(39)
Balance at December 31, 2025
Goodwill	3,036	2,852	5,888
Accumulated impairment loss	(4)	(456)	(460)
	3,032	2,396	5,428